Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,050,000
Previously Paid Amount	0.00
Total Fee Amount	697.41
Total Offset Amount	0.00
Net Fee	697.41
Narrative - Max Aggregate Offering Price	$ 5,050,000
Final Prospectus	true